Schedule of Investments (unaudited) March 31, 2021	BlackRock LifePath® Dynamic 2040 Fund (Percentages shown are based on Net Assets)

Security	Shares/ Investment Value	Value

Investment Companies(a)

Equity Funds — 84.1%
BlackRock Advantage Emerging Markets Fund, Class K	2,216,427	$28,924,378
BlackRock Tactical Opportunities Fund, Class K	1,054,568	14,563,583
Diversified Equity Master Portfolio	$135,884,734	135,884,734
International Tilts Master Portfolio	$39,425,873	39,425,873
iShares Developed Real Estate Index Fund, Class K	1,155,585	12,075,861
iShares MSCI EAFE Small-Cap ETF(b)	234,308	16,832,687

		247,707,116

Fixed-Income Funds — 13.0%
CoreAlpha Bond Master Portfolio	$10,776,238	10,776,238
iShares Core U.S. Aggregate Bond ETF(b)	81,879	9,320,287
iShares iBoxx $ Investment Grade Corporate Bond ETF(b)	11,267	1,465,273
iShares TIPS Bond ETF(b)	78,021	9,791,635
Master Total Return Portfolio	$7,121,601	7,121,601

		38,475,034

Security	Shares	Value

Money Market Funds — 5.8%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.14%(c)(d)	12,441,873	$12,449,338
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.02%(c)	4,552,794	4,552,794

		17,002,132

Total Investments — 102.9% (Cost: $263,270,736)		303,184,282

Liabilities in Excess of Other Assets — (2.9)%		(8,638,198)

Net Assets — 100.0%		$294,546,084

(a)	Affiliate of the Fund.
(b)	All or a portion of this security is on loan.
(c)	Annualized 7-day yield as of period end.
(d)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended March 31, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 12/31/20	Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 03/31/21	Shares/ Investment Value Held at 03/31/21	Income		Capital Gain Distributions from Underlying Funds
BlackRock Advantage Emerging Markets Fund, Class K	$24,589,996	$4,637,236		$(1,404,891)		$20,612	$1,081,425	$28,924,378	2,216,427	$—		$—
BlackRock Cash Funds: Institutional, SL Agency Shares	12,820,646	—		(371,308	)(a)	—	—	12,449,338	12,441,873	2,887	(b)	—
BlackRock Cash Funds: Treasury, SL Agency Shares	1,641,951	2,910,843	(a)	—		—	—	4,552,794	4,552,794	189		—
BlackRock Tactical Opportunities Fund, Class K	13,928,644	782,960		—		—	(148,021)	14,563,583	1,054,568	—		—
CoreAlpha Bond Master Portfolio	10,280,183	2,661,608	(a)	—		(79,618)	(2,085,935)	10,776,238	$10,776,238	61,098		—
Diversified Equity Master Portfolio	130,367,106	19,779,028	(a)	—		5,339,642	(19,601,042)	135,884,734	$135,884,734	286,341		—
International Tilts Master Portfolio	38,908,496	6,538,620	(a)	—		1,952,047	(7,973,290)	39,425,873	$39,425,873	221,944		—
iShares Core U.S. Aggregate Bond ETF	8,931,027	719,599		—		—	(330,339)	9,320,287	81,879	28,840		—
iShares Developed Real Estate Index Fund, Class K	11,718,788	—		(333,888)		(51,300)	742,261	12,075,861	1,155,585	—		—
iShares iBoxx $ Investment Grade Corporate Bond ETF	1,348,701	194,581		—		—	(78,009)	1,465,273	11,267	5,238		—
iShares MSCI EAFE Small-Cap ETF	16,014,952	—		—		—	817,735	16,832,687	234,308	—		—
iShares TIPS Bond ETF	9,391,211	560,104		—		—	(159,680)	9,791,635	78,021	—		—
Master Total Return Portfolio	7,318,766	1,343,313	(a)	—		(25,982)	(1,514,496)	7,121,601	$7,121,601	83,636		—

						$7,155,401	$(29,249,391)	$303,184,282		$690,173		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

S C H E D U L E O F I N V E S T M E N T S	1

Schedule of Investments (unaudited) (continued) March 31, 2021	BlackRock LifePath® Dynamic 2040 Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
IBEX 35 Index	37	04/16/21	$3,726	$(36,020)
Topix Index	22	06/10/21	3,882	120,122
S&P/TSE 60 Index	38	06/17/21	6,719	38,830
FTSE/MIB Index	29	06/18/21	4,148	101,167
MSCI EAFE Index	47	06/18/21	5,151	(18,084)
Russell 2000 E-Mini Index	49	06/18/21	5,445	(147,225)
10-Year U.S. Treasury Note	55	06/21/21	7,202	(66,709)

				(7,919)

Short Contracts
FTSE 100 Index	22	06/18/21	2,026	(795)
S&P 500 E-Mini Index	10	06/18/21	1,984	(40,227)
S&P 500 Micro E-Mini Index	37	06/18/21	734	(56)

				(41,078)

				$(48,997)

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
CAD	3,619,040	USD	2,866,544	Bank of America N.A.	06/16/21	$13,537
CAD	6,325,945	USD	5,010,213	Bank of America N.A.	06/16/21	24,058

						37,595

AUD	3,949,091	USD	3,082,956	Bank of America N.A.	06/16/21	(82,496)
EUR	10,487,743	USD	12,688,744	Bank of America N.A.	06/16/21	(371,354)
JPY	282,983,776	USD	2,648,511	Bank of America N.A.	06/16/21	(90,966)

						(544,816)

						$(507,221)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

2

Schedule of Investments (unaudited) (continued) March 31, 2021	BlackRock LifePath® Dynamic 2040 Fund

Fair Value Hierarchy as of Period End (continued)

Certain investments of the Fund were fair valued using net asset value (“NAV”) per share or its equivalent as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

The following table summarizes the Fund’s investments categorized in the fair value hierarchy. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Investment Companies
Equity Funds	$72,396,509	$—	$—	$72,396,509
Fixed-Income Funds	20,577,195	—	—	20,577,195
Money Market Funds	17,002,132	—	—	17,002,132

	$109,975,836	$—	$—	109,975,836

Investments Valued at NAV(a)				193,208,446

				$303,184,282

Derivative Financial Instruments(b)
Assets
Equity Contracts	$260,119	$—	$—	$260,119
Foreign Currency Exchange Contracts	—	37,595	—	37,595
Liabilities
Equity Contracts	(242,407)	—	—	(242,407)
Foreign Currency Exchange Contracts	—	(544,816)	—	(544,816)
Interest Rate Contracts	(66,709)	—	—	(66,709)

	$(48,997)	$(507,221)	$—	$(556,218)

(a)	Certain investments of the Fund were fair valued using NAV per share or its equivalent as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
(b)

Derivative financial instruments are futures contracts and forward foreign currency exchange contracts. Futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Currency Abbreviation

AUD	Australian Dollar

CAD	Canadian Dollar

EUR	Euro

JPY	Japanese Yen

USD	United States Dollar

Portfolio Abbreviation

ETF	Exchange-Traded Fund

FTSE	Financial Times Stock Exchange

MSCI	Morgan Stanley Capital International

S&P	Standard & Poor’s

S C H E D U L E O F I N V E S T M E N T S	3